EQUITY (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Equity
Ordinary shares held by Codere Newco	30,000,000	30,000,000
Ordinary shares held by Codere Newco Percentage	65.95%	66.50%
Other shareholders	15,491,175
Other shareholders Percentage	34.05%
Ordinary shares outstanding	45,491,175	45,121,956
Ordinary shares outstanding Percentage	100.00%	100.00%
Ordinary shares held by public stockholderss		3,915,956
Ordinary shares held by public stockholders Percentage		8.70%
Ordinary shares issued to the sponsor and its permitted transferees		3,421,000
Ordinary shares issued to the sponsor and its permitted transferees Percentage		7.60%
Ordinary shares issued to forward purchasers and permitted transferees		6,074,000
Ordinary shares issued to forward purchasers and permitted transferees Percentage		13.50%
Ordinary shares issued to the subscribers and their permitted transferees		1,711,000
Ordinary shares issued to the subscribers and their permitted transferees Percentage		3.80%